FAIR VALUE MEASUREMENTS (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Balance of embedded conversion derivative liability, December 31, 2011
Fair value of embedded conversion derivative liabilities at issuance	1,192,127
Loss at issuance	161,100
Loss on fair value adjustments to embedded conversion derivative liabilities	167,167
Balance of embedded conversion derivative liabilities, September 30, 2012	$ 1,520,394